ISSUED CAPITAL AND RESERVES - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended			13 Months Ended
	Jan. 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Nov. 17, 2025	Jun. 16, 2025	Mar. 31, 2025	Jul. 31, 2024
ISSUED CAPITAL AND RESERVES
Share repurchases		$ 105	$ 8	$ 0
Increase (decrease) through treasury share transactions, equity		$ 105
2024 Share Buyback
ISSUED CAPITAL AND RESERVES
Share repurchase program authorized amount									$ 100
Increase (decrease) treasury share transactions (in shares)		53,746,450			53,746,450
Increase (decrease) through treasury share transactions, equity		$ 100
2025 Share Buyback
ISSUED CAPITAL AND RESERVES
Share repurchase program, number of shares repurchased (in shares)	17,370,400	12,346,225
Share repurchases		$ 22
2025 Share Buyback - Phase 1
ISSUED CAPITAL AND RESERVES
Share repurchase program authorized amount	$ 30
2025 Share Buyback - Phase 2
ISSUED CAPITAL AND RESERVES
Share repurchase program authorized amount								$ 35
Share repurchase program, number of shares repurchased (in shares)		18,300,375
Share repurchases		$ 35
2025 Share Buyback - Phase 3
ISSUED CAPITAL AND RESERVES
Share repurchase program authorized amount							$ 35
Share repurchase program, number of shares repurchased (in shares)		18,075,675
Share repurchases		$ 35
2025 Share Buyback - Phase 4
ISSUED CAPITAL AND RESERVES
Share repurchase program authorized amount						$ 100
Share repurchase program, number of shares repurchased (in shares)		6,097,300
Share repurchases		$ 13
ADR | 2024 Share Buyback
ISSUED CAPITAL AND RESERVES
Increase (decrease) treasury share transactions (in shares)		2,149,858			2,149,858